SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)	May 01, 2015 HKD ($)
Advertising costs	$ 46,100,000		$ 55,100,000	$ 82,600,000
Capitalized	3,459,100		3,071,227
Development costs	900,000		300,000	2,800,000
Capitalized software costs	294,078		39,167
Restricted cash			3,605	8,337
Allowance for credit loss on advanced to suppliers	20,123
Impairment charge
Deferred offering costs			1,571,328
Business combination			2,685,519
Right-of-use lease assets	0		0	$ 0
Deferred tax assets, valuation allowance	1,753,872		2,353,678
Uncertain tax positions	$ 0		0
Effect of net operating loss carryforwards	25.00%	25.00%
Tax, provisions		$ 2,000,000
Provisions of profits tax	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
Cash and cash equivalents and restricted cash	$ 15,234,745		$ 18,820,140
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Concentration percentage	60.70%	60.70%	62.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Concentration percentage	23.80%	23.80%	21.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | First Suppliers [Member]
Concentration percentage	19.70%	19.70%	11.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Second Supplier [Member]
Concentration percentage	15.10%	15.10%	10.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Third Supplier [Member]
Concentration percentage			10.20%
Deposit Insurance Regulation [Member]
Deposits					$ 72,000	¥ 500,000
Deposit Protection Scheme [Member]
Deposits					64,000		$ 500,000
Singapore Deposit Insurance Corporation [Member]
Deposits					$ 75,000
HONG KONG
Provisions profits tax rate	8.25%	8.25%
Profits tax rate	16.50%	16.50%
Minimum [Member]
VAT rates	6.00%	6.00%
Minimum [Member] | Equity Investments Accounted [Member]
Equity investments, rate	20.00%
Maximum [Member]
VAT rates	13.00%	13.00%
Maximum [Member] | Equity Investments Accounted [Member]
Equity investments, rate	49.90%
Gamehaus Inc [Member] | Minimum [Member]
Estimated useful life	3 years
Gamehaus Inc [Member] | Maximum [Member]
Estimated useful life	7 years
Fanfengjian CQ and Fanfengjian SH [Member]
Equity ownership percentage	30.00%		30.00%